S-K 1602(a)(4) Forepart, Adjusted NTBV - $ / shares	Oct. 09, 2025	Sep. 19, 2025
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10	$ 10
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.43	7.43
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.85	6.85
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.15	3.15
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.92	5.92
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.08	4.08
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.24	4.24
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.76	5.76
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.17	0.17
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.83	9.83
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	7.42	7.42
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	6.83	6.83
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	3.17	3.17
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.91	5.91
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.09	4.09
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.22	4.22
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.78	5.78
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.16	0.16
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.84	$ 9.84